GOODWILL (Tables)	12 Months Ended
Jun. 30, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
The changes in the carrying amount of goodwill are as follows:

	June 30,
	2016	2017

Balance at beginning of year	$59,918	$59,847
Goodwill impairment charge	-	(11,211)
Translation adjustment	(71)	(1,310)

Balance at the end of year	$59,847	$47,326